Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2020
Significant Accounting Policies [Line Items]
Noncontrolling interest
Gain (loss) from foreign currency transactions	$ 54,076	197,000	(43,000)
Residual value	5.00%
Accrued expenses	$ 178,135
Other payables		57,906
Contract liabilities as revenue	$ 45,800	124,687	16,127
Value added tax percentage	13.00%
Research and development expenses	$ 962,963	1,412,355	1,466,682
Sales and marketing expenses	$ 631,361	$ 596,620	$ 641,778
Statutory surplus rate	25.00%	25.00%	25.00%
Number of operating segment	1
Equity Ownership [Member]
Significant Accounting Policies [Line Items]
Owned percentage				70.00%
Grant [Member]
Significant Accounting Policies [Line Items]
Government subsidy grant	$ 25,919	$ 37,740	$ 18,214
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life term	42 years
Statutory surplus rate	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life term	46 years
Statutory surplus rate	50.00%
Other Contract [Member]
Significant Accounting Policies [Line Items]
Contract liabilities as revenue	$ 178,135
China’s Foreign Investment Enterprises [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	10.00%
China’s Foreign Investment Enterprises [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	50.00%